ACCRUED STOCK PAYABLE (Details) - USD ($)							6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Aug. 04, 2016	Aug. 04, 2015	Jul. 15, 2015	May 13, 2015	Dec. 12, 2014	Aug. 04, 2014	Dec. 31, 2015	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 21, 2016	May 04, 2015	May 01, 2015	Apr. 27, 2015	Dec. 31, 2014
ACCRUED STOCK PAYABLE (Details) [Line Items]
Class of Warrant or Right, Outstanding							1,822,700	1,822,700	500,000	1,822,700					3,165,700
Share Price (in Dollars per share)									$ 1.91		$ 1.20	$ 3.50	$ 3.75		$ 5.02
Feinsod Agreement [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Related Party Transaction, Terms and Manner of Settlement									On August 4, 2014, we entered into an agreement with Michael Feinsod in consideration for serving as Executive Chairman of the Board and as a member of our Board of Directors (the “Board”) and pursuant to the terms of the Executive Board and Director Agreement (the “Feinsod Agreement”). The Board approved the issuance to Infinity Capital of (a) 200,000 shares of our common stock on August 4, 2014; (b) 1,000,000 shares of our common stock upon the uplisting of our common stock to the OTC Market’s OTCQB; (c) 150,000 shares of our common stock on August 4, 2015; and (d) 150,000 shares of our common stock on August 4, 2016. All shares, except the final tranche of 150,000 shares, have been issued as of September 30, 2016. Mr. Feinsod must remain a member of the Board in order for the common stock to be issued. In addition, the Feinsod Agreement requires the issuance of a number of shares of our common stock to Infinity Capital equal to 10% of any new issuances not to exceed 600,000 shares of our common stock in the aggregate during the time that Mr. Feinsod remains a member of the Board (the “New Issuance Allowance”). Under the terms of the Feinsod Agreement, the New Issuance Allowance will not be triggered upon issuances relating to convertible securities existing as of the date of the Feinsod Agreement. For illustrative purposes, if we issue 7,000,000 new shares of common stock, then the New Issuance Allowance issued to Infinity Capital would be capped at 600,000 shares of our common stock. No shares have been issued under the New Issuance Allowance.	On August 4, 2014, we entered into an agreement with Michael Feinsod in consideration for serving as Executive Chairman of the Board and as a member of the Board and pursuant to the terms of the Executive Board and Director Agreement (the “Feinsod Agreement”). The Board approved the issuance to Infinity Capital of (a) 200,000 shares of our common stock on August 4, 2014; (b) 1,000,000 shares of our common stock upon the uplisting of our common stock to the OTC Market’s OTCQB; (c) 150,000 shares of our common stock on August 4, 2015; and (d) 150,000 shares of our common stock on August 4, 2016. Mr. Feinsod must remain a member of the Board in order for the common stock to be issued. In addition, the Feinsod Agreement requires the issuance of a number of shares of our common stock to Infinity Capital equal to 10% of any new issuances not to exceed 600,000 shares of our common stock in the aggregate during the time that Mr. Feinsod remains a member of the Board (the “New Issuance Allowance”). Under the terms of the Feinsod Agreement, the New Issuance Allowance will not be triggered upon issuances relating to convertible securities existing as of the date of the Feinsod Agreement. For illustrative purposes, if we issue 7,000,000 new shares of common stock, then the New Issuance Allowance issued to Infinity Capital would be capped at 600,000 shares of our common stock. No shares have been issued under the New Issuance Allowance.
Stock Issued During Period, Shares, Issued for Services	150,000	150,000				200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 5.20	$ 4.42	$ 4.42	$ 4.42	$ 4.42
Share Price Discount						15.00%
Share Price (in Dollars per share)						$ 5.20
Feinsod Agreement [Member] | Upon Uplisting To OTCQB [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 2.97	$ 2.97		$ 2.97				$ 3.49
Share Price Discount														15.00%
Feinsod Agreement [Member] | Iron Protection Group [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	150,000	150,000				200,000
Feinsod Agreement [Member] | Iron Protection Group [Member] | Upon Uplisting To OTCQB [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						1,000,000
Feinsod Agreement [Member] | OTCQB MARKETPLACE [Member] | Upon Uplisting to Exchange [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 2.97
Share Price Discount														15.00%
Share Price (in Dollars per share)														$ 3.49
Feinsod Agreement [Member] | Maximum [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						600,000				600,000
Architectural Services [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services					50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 4.40
Class of Warrant or Right, Outstanding					150,000
Employee Agreements [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				100,000
Share Price Discount				15.00%
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)				$ 311,000
Share Price (in Dollars per share)				$ 3.11
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								50,000
Employee Agreements [Member] | Scenario, Adjustment [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)								$ 264,350
Consulting Agreement [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							50,000
Employment Agreements [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Share Price Discount				15.00%
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)				$ 311,000
Share Price (in Dollars per share)				$ 3.11
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				50,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross				100,000
Employment Agreements [Member] | Scenario, Adjustment [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)				$ 264,350
Consulting [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			50,000